Tax assets - Other tax asset (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax assets
Recoverable INSS (Social security tax) withheld	R$ 12,791	R$ 3,552
Recoverable PIS (Tax on sales)	2,212	230
Recoverable COFINS (Tax on sales)	6,950	1,062
Recoverable ICMS (State VAT)	1,157	214
IRRF (Withholding income tax) to offset	39,321	23,521
Other taxes recoverable	2,381	1,553
Other taxes recoverable	2,381	1,553
Total tax assets	64,812	30,132
Current	63,955	29,740
Non-current	R$ 857	R$ 392